UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

129 NW 13th Street, Suite D-26, Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code: (800) 950-9112

Date of fiscal year end: 11/30/2017

Date of reporting period: 05/31/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund, each a series of the WP Trust, for the period ended May 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

Series of the
WP Trust

SEMI-ANNUAL REPORT

May 31, 2017

Investment Adviser

Winning Points Advisers, LLC
129 NW 13th Street, Suite D-26
Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULES OF INVESTMENTS, PURCHASED OPTIONS AND WRITTEN OPTIONS	4
STATEMENTS OF ASSETS AND LIABILITIES	13
STATEMENTS OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	18
NOTES TO FINANCIAL STATEMENTS	21
ADDITIONAL INFORMATION	35
INFORMATION ABOUT YOUR FUND’S EXPENSES	36

WP Trust	SEMI-ANNUAL REPORT
WP Smaller Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2017 (Unaudited)

The investment objective of the WP Smaller Companies Income Plus Fund (the “Fund” or “Smaller Companies Fund”) is total return. The Smaller Companies Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in securities of small-capitalization issuers (“Underlying Small-Cap Funds”). The Smaller Companies Fund seeks to produce income through dividends paid on such Underlying Small-Cap Funds. The Smaller Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Russell 2000 Index or the S&P 500 Index. The portfolio managers will strategically allocate the Smaller Companies Fund’s resources to the Underlying Small-Cap Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Smaller Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Smaller Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Smaller Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	SEMI-ANNUAL REPORT
WP International Companies Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2017 (Unaudited)

The investment objective of the WP International Companies Income Plus Fund (the “Fund” or “International Companies Fund”) is total return. The International Companies Fund seeks to meet its investment objective by investing in unaffiliated mutual funds and exchange-traded funds (“ETFs”) that invest primarily in equity securities and depositary receipts of internationally-domiciled issuers (“Underlying International Funds”). The International Companies Fund seeks to produce income through dividends paid on such Underlying International Funds. The International Companies Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the MSCI EAFE Index or the S&P 500 Index. The portfolio managers will strategically allocate the International Companies Fund’s resources to the Underlying International Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The International Companies Fund may also sell put options on ETFs that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The International Companies Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will depend upon market conditions and the Adviser’s assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The International Companies Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments) Excludes the Impact of Written Options

Short Term Investments 4.33%
Put Options 0.04%
Exchange Traded Funds 95.63%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP Trust	SEMI-ANNUAL REPORT
WP Income Plus Fund
INVESTMENT HIGHLIGHTS
May 31, 2017 (Unaudited)

The investment objective of the WP Income Plus Fund (the “Fund” or “Income Fund”) is total return. The Income Fund seeks to meet its investment objective by investing approximately 80% in unaffiliated open- and closed-end mutual funds and exchange-traded funds that primarily invest in fixed-income securities (“Underlying Bond Funds”). The principal types of fixed-income securities in which the Underlying Bond Funds invest are bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Underlying Bond Funds may invest in fixed income securities of any credit or maturity. The Underlying Bond Funds’ investments in securities rated below investment-grade are also known as “junk bonds” and are speculative in nature. The Income Fund seeks to produce income through yield on the Underlying Bond Funds. The Income Fund also seeks to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Winning Points Advisers, LLC (the “Adviser”) will generally buy and sell options linked to either the Markit iBoxx USD Liquid High Yield Index or the S&P 500 Index. The portfolio managers will strategically allocate the Income Fund’s resources to the Underlying Bond Funds and the options strategy as the portfolio managers deem appropriate to perform well over a market cycle.

The Income Fund may also sell put options on ETFs that the portfolio managers believe are attractive for purchase at prices at or above the exercise price of the put options sold. The Adviser generally will sell put options to increase the total return component of the options strategy described in the Fund’s investment objective. The Income Fund may, in certain circumstances, purchase put options on the S&P 500 (or another broad-based securities index deemed suitable for this purpose) to protect against a loss of principal value due to stock price decline. The Adviser generally purchases put options to protect the total return component of the options strategy described in the Fund’s investment objective. The extent of option selling or purchasing activity will, again, depend upon market conditions and the portfolio managers’ assessment of the advantages of selling index call options, purchasing index put options and selling put options on individual stocks.

The Income Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

Allocation of Portfolio Holdings (% of Investments)
Excludes the Impact of Written Options

Short Term Investments 3.61%
Put Options 0.08%
Closed-End Funds 12.52%
Exchange Traded Funds 83.79%

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2017 and are subject to change. For a detailed break-out of holdings by investment type, please refer to the Schedules of Investments and Purchased Options.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

EXCHANGE-TRADED FUND - 105.23%

Equity Fund - 105.23%
iShares Russell 2000 ETF (a)	34,500	$4,703,040

TOTAL EXCHANGE-TRADED FUND (Cost $3,957,665)		4,703,040

COMMON STOCK - 1.05%

Pharmaceuticals -
Titan Pharmaceuticals, Inc. (a) (b)	20,000	$47,000

TOTAL COMMON STOCK (Cost $48,648)		47,000

OPTIONS PURCHASED (Cost $27,195) - 0.04% (c)		1,920

SHORT-TERM INVESTMENT - 2.24%
Federated Government Obligations Fund - Institutional Class, 0.67% (d)	99,798	99,798
TOTAL SHORT-TERM INVESTMENT (Cost $99,798)		99,798

TOTAL INVESTMENTS (Cost $4,133,306) – 108.56%		$4,851,758

OPTIONS WRITTEN (Proceeds $406,397) - (8.86%) (e)		(395,835)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.30%		13,299

NET ASSETS - 100%		$4,469,222

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Non-income producing security.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at May 31, 2017, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.04%

PUT OPTIONS PURCHASED - 0.04%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,875.00	6/16/2017	48	$480
CBOE S&P 500 Index	$1,875.00	6/30/2017	48	1,440
TOTAL PUT OPTIONS PURCHASED (Cost $27,195)				1,920

TOTAL OPTIONS PURCHASED (Cost $27,195)				$1,920

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (8.86)%

CALL OPTIONS WRITTEN - (3.85)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,500.00	1/19/2018	1	$4,625
CBOE S&P 500 Index	$2,500.00	6/15/2018	16	132,800
CBOE S&P 500 Index	$2,500.00	6/15/2018	4	34,500
TOTAL CALL OPTIONS WRITTEN (Proceeds $173,723)				171,925

PUT OPTIONS WRITTEN - (5.01)%
CBOE S&P 500 Index	$2,025.00	6/15/2018	46	213,900
CBOE S&P 500 Index	$2,050.00	6/15/2018	2	10,010
TOTAL PUT OPTIONS WRITTEN (Proceeds $232,674)				223,910

TOTAL OPTIONS WRITTEN (Proceeds $406,397)				$395,835

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)		SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS- 102.05%	Shares	Fair Value

Equity Funds - 102.05%
iShares MSCI EAFE ETF (a)	112,000	$7,398,720
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	6,400	293,056
WisdomTree International SmallCap Dividend Fund (a)	4,350	302,978
		7,994,754

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,072,006)		7,994,754

OPTIONS PURCHASED (Cost $40,272) - 0.04% (b)		2,940

SHORT-TERM INVESTMENT - 4.62%
Federated Government Obligations Fund - Institutional Class, 0.67% (c)	361,913	361,913
TOTAL SHORT-TERM INVESTMENT (Cost $361,913)		361,913

TOTAL INVESTMENTS (Cost $7,474,191) – 106.71%		$8,359,607

OPTIONS WRITTEN (Proceeds $624,123) - (7.91%) (d)		(619,370)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.20%		93,692

NET ASSETS - 100%		$7,833,929

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at May 31, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.04%

PUT OPTIONS PURCHASED - 0.04%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,875.00	6/16/2017	78	$780
CBOE S&P 500 Index	$1,875.00	6/30/2017	72	2,160
TOTAL PUT OPTIONS PURCHASED (Cost $40,272)				2,940

TOTAL OPTIONS PURCHASED (Cost $40,272)				$2,940

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INTERNATIONAL COMPANIES INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (7.91)%

CALL OPTIONS WRITTEN - (3.26)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,500.00	1/19/2018	1	$4,625
CBOE S&P 500 Index	$2,500.00	6/15/2018	25	207,500
CBOE S&P 500 Index	$2,500.00	6/15/2018	5	43,125
TOTAL CALL OPTIONS WRITTEN (Proceeds $245,827)				255,250

PUT OPTIONS WRITTEN - (4.65)%
CBOE S&P 500 Index	$2,025.00	6/15/2018	74	344,100
CBOE S&P 500 Index	$2,050.00	6/15/2018	4	20,020
TOTAL PUT OPTIONS WRITTEN (Proceeds $378,296)				364,120

TOTAL OPTIONS WRITTEN (Proceeds $624,123)				$619,370

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)		SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUND- 57.58%	Shares	Fair Value

Debt Fund - 57.58%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	79,400	$7,038,810

TOTAL EXCHANGE-TRADED FUND (Cost $6,580,019)		7,038,810

CLOSED END FUNDS- 8.60%

Closed End Funds - 8.60%
Alpine Total Dynamic Dividend Fund (a)	56,400	490,680
Deutsche Global High Income Fund, Inc. (a)	54,000	468,180
Virtus Total Return Fund, Inc. (a)	7,666	92,682
		1,051,542

TOTAL CLOSED END FUNDS (Cost $935,606)		1,051,542

OPTIONS PURCHASED (Cost $92,210) - 0.05% (b)		6,510

SHORT-TERM INVESTMENT - 2.49%
Federated Government Obligations Fund - Institutional Class, 0.67% (c)	303,699	303,699
TOTAL SHORT-TERM INVESTMENT (Cost $303,699)		303,699

TOTAL INVESTMENTS (Cost $7,911,534) – 68.72%		$8,400,561

OPTIONS WRITTEN (Proceeds $858,508) - (6.96%) (d)		(851,264)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 38.24%		4,674,307

NET ASSETS - 100%		$12,223,604

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Please refer to the Schedule of Purchased Options for details of options purchased.
(c)	Rate shown represents the 7-day effective yield at May 31, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.05%

PUT OPTIONS PURCHASED - 0.05%
	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$1,875.00	6/16/2017	165	$1,650
CBOE S&P 500 Index	$1,875.00	6/30/2017	162	4,860
TOTAL PUT OPTIONS PURCHASED (Cost $92,210)				6,510

TOTAL OPTIONS PURCHASED (Cost $92,210)				$6,510

[1]	Each option contract is equivalent to 100 units of the underlying Index.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2017 (Unaudited)				SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (6.96)%

CALL OPTIONS WRITTEN - (2.20)%	Strike	Expiration	Contracts [1]	Fair Value

CBOE S&P 500 Index	$2,500.00	1/19/2018	1	$4,625
CBOE S&P 500 Index	$2,500.00	6/15/2018	13	107,900
CBOE S&P 500 Index	$2,500.00	6/15/2018	5	43,125
iShares iBoxx High Yield Corporate Bond ETF	$88.00	1/18/2019	390	56,940
iShares iBoxx High Yield Corporate Bond ETF (e)	$88.00	1/19/2018	365	41,610
iShares iBoxx High Yield Corporate Bond ETF (e)	$86.00	1/19/2018	59	15,104
TOTAL CALL OPTIONS WRITTEN (Proceeds $253,719)				269,304

PUT OPTIONS WRITTEN - (4.76)%
CBOE S&P 500 Index	$2,025.00	6/15/2018	123	571,950
CBOE S&P 500 Index	$2,050.00	6/15/2018	2	10,010
TOTAL PUT OPTIONS WRITTEN (Proceeds $604,789)				581,960

TOTAL OPTIONS WRITTEN (Proceeds $858,508)				$851,264

[1]	Each option contract is equivalent to 100 shares/units of the underlying ETF/Index.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)			SEMI-ANNUAL REPORT
		WP International Companies Income Plus Fund
	WP Smaller Companies Income Plus Fund		WP Income Plus Fund

Assets:
Investments, at value	$4,851,758	$8,359,607	$8,400,561
Deposits at broker for written options	24,780	112,586	293,117
Receivables:
Interest	80	151	131
Investment securities sold	-	-	4,411,794
Prepaid expenses	4,376	4,376	4,572
Total assets	4,880,994	8,476,720	13,110,175

Liabilities:
Options written, at value	395,835	619,370	851,264
Payables:
Due to advisor, net	2,527	8,283	13,855
Accrued distribution (12b-1) fees	1,160	1,536	2,994
Due to administrator	2,872	3,781	4,933
Accrued expenses	9,378	9,821	13,525
Total liabilities	411,772	642,791	886,571
Net Assets	$4,469,222	$7,833,929	$12,223,604

Sources of Net Assets:
Paid-in capital	$3,947,787	6,881,516	$11,128,568
Undistributed (accumulated) net realized gain (loss) on investments and options written	(95,584)	164,055	592,082
Undistributed (accumulated) net investment income (loss)	(111,995)	(101,811)	6,683
Net unrealized appreciation on investments and options written	729,014	890,169	496,271
Total Net Assets (Unlimited shares of beneficial interest authorized)	$4,469,222	$7,833,929	$12,223,604

Total Investments, at cost	$4,133,306	$7,474,191	$7,911,534
Proceeds from options written	$406,397	$624,123	$858,508

Institutional Class Shares:
Net assets	$4,469,222	$7,833,929	$12,223,604
Shares Outstanding (Unlimited shares of beneficial interest authorized)	368,105	653,313	1,051,730
Net Asset Value, Offering and Redemption Price Per Share	$12.14	$11.99	$11.62

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF OPERATIONS

May 31, 2017 (Unaudited)			SEMI-ANNUAL REPORT

	WP Smaller Companies Income Plus Fund	WP International Companies Income Plus Fund	WP Income Plus Fund

	For the Six Month Period Ended May 31, 2017	For the Six Month Period Ended May 31, 2017	For the Six Month Period Ended May 31, 2017

	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$28,801	$32,019	$271,879
Interest	517	1,095	852
Total investment income	29,318	33,114	272,731

Expenses:
Management fees (Note 5)	27,360	38,641	73,276
Distribution (12b-1) fees - Institutional Class	5,067	7,156	13,570
Accounting and transfer agent fees and expenses	13,399	16,247	25,005
Audit fees	7,853	7,853	7,853
Legal fees	6,448	6,449	6,448
Trustee fees and expenses	4,488	4,488	4,488
Custodian fees	4,239	4,239	4,239
Miscellaneous	2,792	2,792	2,792
Interest expense	5,443	5,386	22,251
Registration and filing fees	1,710	1,735	2,462
Insurance	635	635	635
Pricing fees	499	499	872
Reports to shareholders	249	249	249
Total expenses	80,182	96,369	164,140
Less: fees waived and expenses absorbed	(15,174)	(8,457)	-
Net expenses	65,008	87,912	164,140

Net investment income (loss)	(35,690)	(54,798)	108,591

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	-	-	18,585
Options purchased	(39,807)	(44,473)	(115,162)
Options written	145,777	221,907	730,305
Net realized gain on investments and options	105,970	177,434	633,728

Net change in unrealized appreciation (depreciation) on:
Investments	133,368	870,755	373,292
Options purchased	(21,702)	(33,649)	(76,178)
Options written	4,260	(16,741)	(89,411)
Net change in unrealized appreciation on investments and options	115,926	820,365	207,703

Net gain on investments and options	221,896	997,799	841,431

Net increase in net assets resulting from operations	$186,206	$943,001	$950,022

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2017		SEMI-ANNUAL REPORT

	WP Smaller Companies
	Income Plus Fund

	For the Six Month Period Ended May 31, 2017	For the Period Ended November 30, 2016 (a)

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(35,690)	$(87,387)
Net realized gain (loss) on investments and options	105,970	(190,472)
Net change in unrealized appreciation on investments and options	115,926	613,088
Net increase in net assets resulting from operations	186,206	335,229

Capital transactions:
Net proceeds from shares sold	1,168,276	3,126,649
Reinvestment of distributions	-	-
Cost of shares redeemed	(217,628)	(129,510)
Net Increase in net assets from capital transactions	950,648	2,997,139

Increase in net assets	1,136,854	3,332,368

Net Assets:
Beginning of period	3,332,368	-

End of period	$4,469,222	$3,332,368
Accumulated net investment loss	$(111,995)	$(76,305)

Capital share transactions:
Shares sold	96,741	300,854
Shares reinvested	-	-
Shares redeemed	(17,726)	(11,764)
Net increase from capital share transactions	79,015	289,090

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2017		SEMI-ANNUAL REPORT

	WP International Companies
	Income Plus Fund

	For the Six Month Period Ended May 31, 2017	For the Period Ended November 30, 2016 (a)

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(54,798)	$(73,120)
Net realized gain on investments and options	177,434	12,728
Net change in unrealized appreciation on investments and options	820,365	69,804
Net increase in net assets resulting from operations	943,001	9,412

Capital transactions:
Net proceeds from shares sold	3,877,240	3,315,565
Reinvestment of distributions	-	-
Cost of shares redeemed	(211,621)	(99,668)
Net Increase in net assets from capital transactions	3,665,619	3,215,897

Increase in net assets	4,608,620	3,225,309

Net Assets:
Beginning of period	3,225,309	-

End of period	$7,833,929	$3,225,309
Accumulated net investment loss	$(101,811)	$(47,013)

Capital share transactions:
Shares sold	354,415	327,088
Shares reinvested	-	-
Shares redeemed	(18,587)	(9,603)
Net increase from capital share transactions	335,828	317,485

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2017		SEMI-ANNUAL REPORT

	WP Income Plus Fund

	For the Six Month Period Ended May 31, 2017	For the Period Ended November 30, 2016 (a)

	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$108,591	$56,206
Net realized gain on investments and options	633,728	16,673
Net change in unrealized appreciation on investments and options	207,703	288,568
Net increase in net assets resulting from operations	950,022	361,447

Distributions to shareholders from:
Net investment income - Institutional Class	(109,967)	(48,147)
Net realized capital gains - Institutional Class	(58,319)	-
Total distributions	(168,286)	(48,147)

Capital transactions:
Net proceeds from shares sold	2,848,597	8,492,120
Reinvestment of distributions	162,092	47,655
Cost of shares redeemed	(174,097)	(347,799)
Net Increase in net assets from capital transactions	2,836,592	8,191,976

Increase in net assets	3,618,328	8,505,276

Net Assets:
Beginning of period	8,605,276	100,000

End of period	$12,223,604	$8,605,276
Accumulated undistributed net investment income	$6,683	$8,059

Capital share transactions:
Shares sold	253,857	816,789
Shares reinvested	14,443	4,438
Shares redeemed	(15,094)	(32,703)
Net increase from capital share transactions	253,206	788,524

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2017		SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Smaller Companies
	Income Plus Fund

	For the Six Month Period Ended May 31, 2017		For the Period Ended November 30, 2016 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$11.53		$10.00

Investment Operations:
Net investment loss (b)	(0.11)		(0.42)
Net realized and unrealized gain on investments and options	0.72		1.95
Total from investment operations	0.61		1.53

Net Asset Value, End of Period	$12.14		$11.53

Total Return (c)	5.29%	(d)	15.30%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,469		$3,332

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.96%	(f)	5.63%	(e) (f)
After fees waived and expenses absorbed	3.21%	(f)	5.63%	(e) (f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(2.51)%	(f)	(4.40)%	(e) (f)
After fees waived and expenses absorbed	(1.76)%	(f)	(4.40)%	(e) (f)

Portfolio turnover rate	0.00%	(d)	0.00%	(d)

(a)	The WP Smaller Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.27% and 0.16% of interest expense during the periods ended May 31, 2017 and November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2017		SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP International Companies
	Income Plus Fund

	For the Six Month Period Ended May 31, 2017		For the Period Ended November 30, 2016 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$10.16		$10.00

Investment Operations:
Net investment loss (b)	(0.11)		(0.36)
Net realized and unrealized gain on investments and options	1.94		0.52
Total from investment operations	1.83		0.16

Net Asset Value, End of Period	$11.99		$10.16

Total Return (c)	18.01%	(d)	1.60%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$7,834		$3,225

Ratios of expenses to average net assets (g) (i):
Before fees waived and expenses absorbed	3.37%	(f)	5.97%	(e) (f)
After fees waived and expenses absorbed	3.07%	(f)	5.97%	(e) (f)

Ratios of net investment loss (h) (i):
Before fees waived and expenses absorbed	(2.21)%	(f)	(4.06)%	(e) (f)
After fees waived and expenses absorbed	(1.91)%	(f)	(4.06)%	(e) (f)

Portfolio turnover rate	0.00%	(d)	0.00%	(d)

(a)	The WP International Companies Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.19% and 0.14% of interest expense during the periods ended May 31, 2017 and November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP TRUST

FINANCIAL HIGHLIGHTS

May 31, 2017		SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	WP Income Plus Fund

	For the Six Month Period Ended May 31, 2017		For the Period Ended November 30, 2016 (a)

	(Unaudited)

Net Asset Value, Beginning of Period	$10.78		$10.00

Investment Operations:
Net investment income (b)	0.12		0.09
Net realized and unrealized gain on investments and options	0.90		0.76
Total from investment operations	1.02		0.85

Distributions:
From net investment income	(0.12)		(0.07)
From net realized capital gains	(0.06)		-
Total distributions	(0.18)		(0.07)

Net Asset Value, End of Period	$11.62		$10.78

Total Return (c)	9.58%	(d)	8.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$12,224		$8,605

Ratios of expenses to average net assets (g) (i):	3.02%	(f)	3.73%	(e) (f)

Ratios of net investment income (h) (i):	2.00%	(f)	1.22%	(e) (f)

Portfolio turnover rate	37.87%	(d)	37.52%	(d)

(a)	The WP Income Plus Fund commenced operations on January 4, 2016.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Recoginition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(i)	The ratios include 0.41% and 0.27% of interest expense during the periods ended May 31, 2017 and November 30, 2016, respectively.

The accompanying notes are an integral part of these financial statements.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 5, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), and (iii) WP Income Plus Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Funds are non-diversified Funds. As non-diversified Funds, the Funds may invest a significant portion of their assets in a small number of companies.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds offer one class of shares, Institutional Class shares. The Funds commenced operations on January 4, 2016.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c) Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of May 31, 2017, the iShares Russell 2000 ETF represented 105.23% of the Smaller Companies Fund's net assets, the iShares MSCI EAFE ETF represented 94.44% of the International Companies Fund's net assets and the iShares iBoxx $ High Yield Corporate Bond ETF represented 57.58% of the Income Fund's net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission's website at www.sec.gov.

d) Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended May 31, 2017 and the period from January 4, 2016, commencement of operations, through November 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended May 31, 2017, the Funds did not incur any interest or penalties. The Funds identify its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Common Expenses – Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

h) Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2017.

Smaller Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$47,000	$-	$-	$47,000
Exchange-Traded Funds (2)	4,703,040	-	-	4,703,040
Put Options Purchased	1,920	-	-	1,920
Short-Term Investments	99,798	-	-	99,798
Total Assets	$4,851,758	$-	$-	$4,851,758

Smaller Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$171,925	$-	$-	$171,925
Put Options Written	223,910	-	-	223,910
Total Liabilities	$395,835	$-	$-	$395,835

International Companies Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$7,994,754	$-	$-	$7,994,754
Put Options Purchased	2,940	-	-	2,940
Short-Term Investments	361,913	-	-	361,913
Total Assets	$8,359,607	$-	$-	$8,359,607

International Companies Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$255,250	$-	$-	$255,250
Put Options Written	364,120	-	-	364,120
Total Liabilities	$619,370	$-	$-	$619,370

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Income Fund
Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$1,051,542	$-	$-	$1,051,542
Exchange-Traded Funds (2)	7,038,810	-	-	7,038,810
Put Options Purchased	6,510	-	-	6,510
Short-Term Investments	303,699	-	-	303,699
Total Assets	$8,400,561	$-	$-	$8,400,561

Income Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$212,590	$56,714	$-	$269,304
Put Options Written	581,960	-	-	581,960
Total Liabilities	$794,550	$56,714	$-	$851,264

(1)
As of and during the six month period ended May 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)
All common stock, closed-end funds and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended May 31, 2017. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

3.	DERIVATIVES TRANSACTIONS

As of May 31, 2017, portfolio securities valued at $4,750,040, $7,994,754 and $12,637,480 were held in escrow by the custodian as cover for options written by the Smaller Companies Fund, International Companies Fund and Income Fund, respectively.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Transactions in options written during the six month period ended May 31, 2017 were as follows:

Smaller Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	261	$289,981
Options written	22	184,882
Options covered	(262)	(301,140)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	21	$173,723

Smaller Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	52	$209,365
Options written	160	845,010
Options covered	(144)	(818,917)
Options exercised	(20)	(2,784)
Options expired	-	-
Options outstanding end of period	48	$232,674

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

International Companies Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	497	$43,007
Options written	646	327,602
Options covered	(1,112)	(124,782)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	31	$245,827

International Companies Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	76	$202,127
Options written	216	1,143,163
Options covered	(169)	(965,139)
Options exercised	-	-
Options expired	(45)	(1,855)
Options outstanding end of period	78	$378,296

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	871	$131,787
Options written	480	225,388
Options covered	(5)	(23,986)
Options exercised	(513)	(79,470)
Options expired	-	-
Options outstanding end of period	833	$253,719

Income Fund	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	483	$708,557
Options written	856	2,257,802
Options covered	(1,164)	(2,359,070)
Options exercised	(30)	(1,728)
Options expired	(20)	(772)
Options outstanding end of period	125	$604,789

*	One option contract is equivalent to one hundred shares/units of the underlying ETF/Index.

As of May 31, 2017, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$1,920	$1,920
Total Assets		$1,920	$1,920

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$171,925	$171,925
Put options written	Options written, at value	223,910	223,910
Total Liabilities		$395,835	$395,835

International Companies Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$2,940	$2,940
Total Assets		$2,940	$2,940

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$255,250	$255,250
Put options written	Options written, at value	364,120	364,120
Total Liabilities		$619,370	$619,370

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$6,510	$6,510
Total Assets		$6,510	$6,510

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$269,304	$269,304
Put options written	Options written, at value	581,960	581,960
Total Liabilities		$851,264	$851,264

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended May 31, 2017, are recorded in the following locations in the Statements of Operations:

Smaller Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(21,702)	$(21,702)
Call options written	Options written	17,121	17,121
Put option written	Options written	(12,861)	(12,861)
		$(17,442)	$(17,442)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(39,807)	$(39,807)
Call options written	Options written	(99,020)	(99,020)
Put option written	Options written	244,797	244,797
		$105,970	$105,970

International Companies Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(33,649)	$(33,649)
Call options written	Options written	(8,646)	(8,646)
Put option written	Options written	(8,095)	(8,095)
		$(50,390)	$(50,390)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(44,473)	$(44,473)
Call options written	Options written	(57,401)	(57,401)
Put option written	Options written	279,308	279,308
		$177,434	$177,434

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(76,178)	$(76,178)
Call options written	Options written	(17,994)	(17,994)
Put option written	Options written	(71,417)	(71,417)
		$(165,589)	$(165,589)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(115,162)	$(115,162)
Call options written	Options written	(18,070)	(18,070)
Put option written	Options written	748,375	748,375
		$615,143	$615,143

For the six month period ended May 31, 2017, the total amount of all purchased options, as presented in the Funds’ Schedules of Purchased Options, is representative of the volume of activity for these derivative types during the period.

The following tables present the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2017.

Smaller Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$1,920	(1)	$-	$1,920	(1)	$1,920	(2)	$-	$-
Total	$1,920	(1)	$-	$1,920	(1)	$1,920	(2)	$-	$-

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$395,835	(3)	$-	$395,835	(3)	$371,055	(2)	$24,780	$-
Total	$395,835	(3)	$-	$395,835	(3)	$371,055	(2)	$24,780	$-

International Companies Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$2,940	(1)	$-	$2,940	(1)	$2,940	(2)	$-	$-
Total	$2,940	(1)	$-	$2,940	(1)	$2,940	(2)	$-	$-

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged	Cash Collateral Pledged		Net Amount of Liabilities
Options Written Contracts	$619,370	(3)	$-	$619,370	(3)	$506,783	$112,587	(2)	$-
Total	$619,370	(3)	$-	$619,370	(3)	$506,783	$112,587	(2)	$-

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Assets:	Gross Amounts of Assets Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Received	Net Amount of Assets
Options Purchased Contracts	$6,510	(1)	$-	$6,510	(1)	$6,510	(2)	$-	$-
Total	$6,510	(1)	$-	$6,510	(1)	$6,510	(2)	$-	$-

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$851,264	(3)	$-	$851,264	(3)	$558,147	(2)	$293,117	$-
Total	$851,264	(3)	$-	$851,264	(3)	$558,147	(2)	$293,117	$-

(1)	Purchased options at value as presented in the Funds’ Schedules of Purchased Options.
(2)	The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Funds’ Schedules of Written Options.

4.	INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Smaller Companies Fund	$1,223,918	$-
International Companies Fund	4,008,678	-
Income Fund	3,899,417	4,449,805

There were no Government securities purchased or sold during the period.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s net assets. For the six month period ended May 31, 2017, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$27,360
International Companies Fund	38,641
Income Fund	73,276

Effective January 1, 2017, the Adviser has entered into a contractual agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement cannot be terminated prior to at least one year after the effective date without the Fund’s Board of Trustees’ approval. For the six month period ended May 31, 2017, the Adviser waived management fees as follows:

Management Fees Waived
Smaller Companies Fund	$15,174
International Companies Fund	8,457
Income Fund	-

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

November 30, 2020
Smaller Companies Fund	$15,174
International Companies Fund	8,457
Income Fund	-

An Interested Trustee is also a managing member of the Adviser.

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended May 31, 2017, amounts paid to M3Sixty, including out of pocket expenses, were as follows:

ICSA Fees
Smaller Companies Fund	$13,399
International Companies Fund	16,247
Income Fund	25,005

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Certain officers of the Funds are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provided distribution services to the Funds. The Distributor served as underwriter/distributor of the Funds. Pursuant to a New Distribution Agreement (“New Agreement”), Matrix 360 Distributors, LLC (“M3SixtyD”) replaced Matrix Capital Group, Inc. as Distributor to the Funds effective March 3, 2017. Transition of the distribution services to M3SixtyD required an in-person meeting of the Board of Trustees to review and approve the New Agreement and M3SixtyD as the new Distributor. The approval of the New Agreement took place at the December 21, 2016 meeting of the Board of Trustees and became effective March 3, 2017.

The Distributor is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

For the six month period ended May 31, 2017, the Funds accrued 12b-1 expenses attributable to Institutional Class shares as follows:

12b-1 Fees
Smaller Companies Fund	$5,067
International Companies Fund	7,156
Income Fund	13,570

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2017 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Smaller Companies Fund	$4,108,030	$749,101	$(5,373)	$743,728
International Companies Fund	7,436,859	922,748	-	922,748
Income Fund	7,834,072	578,508	(12,019)	566,489

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to mark-to-market on 1256 contracts.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2016, the Funds’ most recent fiscal year end, were as follows:
	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss, Late Year Loss and Other Losses	Total Distributable Earnings
Smaller Companies Fund	$599,071	$-	$-	$-	$(263,842)	$335,229
International Companies Fund	56,425	-	-	-	(47,013)	9,412
Income Fund	260,062	91,649	-	-	(38,411)	313,300

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on tax straddles and mark-to-market on 1256 contracts.

WP Trust	SEMI-ANNUAL REPORT
WP Family of Funds
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

6.	TAX MATTERS (continued)

As of November 30, 2016, the Funds had no capital loss carryforwards available for federal income tax purposes.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2016, the Fund elected to defer ordinary losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Smaller Companies Fund	$-	$-	$76,305	$-
International Companies Fund	-	-	47,013	-
Income Fund	-	-	-	-

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of ordinary losses used to reduce short-term capital gains. As of November 30, 2016, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

	Undistributed (Accumulated) Net Investment Loss	Undistributed (Accumulated) Net Realized Loss	Paid-in Capital
Smaller Companies Fund	$11,082	$(11,082)	$-
International Companies Fund	26,107	(26,107)	-
Income Fund	-	-	-

During the six month period ended May 31, 2017, the Income Fund distributed $168,286 of ordinary income. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the six month period ended May 31, 2017.

During the period ended November 30, 2016, the Income Fund distributed $48,146 of ordinary income. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the period ended November 30, 2016.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

On June 15, 2017, the Income Fund declared an ordinary income distribution of $23,377, which was payable on June 15, 2017. On July 17, 2017, the Income Fund declared an ordinary income distribution of $26,290, which was payable on July 17, 2017.

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

WP Trust	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
May 31, 2017 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Income Fund paid $168,286 of ordinary income distributions during the six month period ended May 31, 2017. There were no distributions paid by the Smaller Companies Fund or the International Companies Fund during the six month period ended May 31, 2017.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group, Inc., Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended per Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 1,650	None	None	$ 4,950
Ronald F. Rohe	$ 1,650	None	None	$ 4,950
Michael G. Rogan	$ 1,650	None	None	$ 4,950
Interested Trustees
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers four (4) series of shares.

[2]	Figures are for the six month period ended May 31, 2017.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the six month period from 12/01/16 through 05/31/17

	Beginning Account Value (12/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Smaller Companies Fund (+5.29%)	$1,000.00	3.21%	$1,052.90	$16.43
International Companies Fund (+18.01%)	$1,000.00	3.07%	$1,180.10	$16.69
Income Fund (+9.58%)	$1,000.00	3.02%	$1,095.80	$15.78

Hypothetical 5% Return
Smaller Companies Fund	$1,000.00	3.21%	$1,008.90	$16.08
International Companies Fund	$1,000.00	3.07%	$1,009.60	$15.38
Income Fund	$1,000.00	3.02%	$1,009.90	$15.13

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

WP Trust	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated March 30, 2017 for the Fund were as follows:
Smaller Companies Fund, gross of fee waivers or expense reimbursements	5.84%
Smaller Companies Fund, after fee waivers or expense reimbursements*	3.12%
International Companies Fund, gross of fee waivers or expense reimbursements	6.33%
International Companies Fund, after fee waivers or expense reimbursements*	3.25%
Income Fund, gross of fee waivers or expense reimbursements	4.41%
Income Fund, after fee waivers or expense reimbursements*	3.70%

* The Adviser has entered into a contractual agreement with Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to not more than 2.50%. The contractual agreement cannot be terminated prior to March 30, 2018 without the Fund’s Board of Trustees’ approval. Total Gross Operating Expenses during the six month period ended May 31, 2017, were 3.96%, 3.37% and 3.02% for the Smaller Companies Fund, International Companies Fund and Income Fund, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended May 31, 2017.

WP TRUST
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

DISTRIBUTOR
Matrix 360 Distributors, LLC
4300 Shawnee Mission Pkwy
Suite 100
Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Charles S. Stoll
By Charles S. Stoll
Principal Executive Officer,
Date: August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larnell Smith
By Larnell Smith
Principal Financial Officer
Date: August 3, 2017